Payments, by Government - 12 months ended Dec. 31, 2023 $ in Thousands, $ in Thousands		Taxes USD ($)		Taxes CAD ($)	Taxes GBP (£)	Royalties USD ($)	Royalties CAD ($)	Fees USD ($)	Fees CAD ($)	Prod. Entitlements USD ($)		Bonuses USD ($)	Dividends USD ($)	Infrastructure USD ($)	Comm. Social Resp. USD ($)	Total Payments USD ($)	Total Payments CAD ($)	Total Payments GBP (£)
Total		$ 14,058,400				$ 5,478,000		$ 334,400		$ 11,327,100		$ 17,000	$ 389,100	$ 10,500	$ 90,000	$ 31,704,500
Exxon Mobil Corp (Dodd Frank Only) [Member]
Total		11,022,700				4,214,500		284,800		8,803,800		17,000	389,100	1,400	90,000	24,823,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA
Total	[1]	200				35,200		1,400								36,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA | Administracion Federal de Ingresos Publicos (AFIP) [Member]
Total	[1]							400								400
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA | Provincia del Neuquén [Member]
Total	[1]	200				35,200		500								35,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | ARGENTINA | Secretaria de Energia, Republica Argentina [Member]
Total	[1]							500								500
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA
Total	[2]	1,171,500				700		16,500								1,188,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Australian Taxation Office [Member]
Total	[2]	1,171,500														1,171,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Department of Industry, Science and Resources [Member]
Total	[2]					700										700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Energy Safe Victoria [Member]
Total	[2]							600								600
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Environmental Protection Authority [Member]
Total	[2]							800								800
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Gippsland Water [Member]
Total	[2]							2,200								2,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | National Offshore Petroleum Safety and Environmental Management Authority (NOPSEMA) [Member]
Total	[2]							6,700								6,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | State Revenue Office Victoria [Member]
Total	[2]							1,900								1,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | The National Offshore Petroleum Titles Administrator (NOPTA) [Member]
Total	[2]							1,000								1,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Victoria Workcover Authority [Member]
Total	[2]							100								100
Exxon Mobil Corp (Dodd Frank Only) [Member] | AUSTRALIA | Wellington Shire Council [Member]
Total	[2]							3,200								3,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | AZERBAIJAN
Total	[3]	39,600														39,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | AZERBAIJAN | State Tax Services of the Republic of Azerbaijan [Member]
Total	[3]	39,600														39,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL
Total	[4]	(900)						3,300							6,100	8,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Financiadora de Estudos e Projetos [Member]
Total	[4]														900	900
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao Coordenacao de Projetos, Pesquisas e Estudos Tecnologicos [Member]
Total	[4]														3,200	3,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao da Universidade Federal do Parana [Member]
Total	[4]														300	300
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade de Sao Paulo [Member]
Total	[4]														400	400
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade Federal do Rio Grande do Sul [Member]
Total	[4]														200	200
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Apoio a Universidade Federal Rural do Rio de Janeiro [Member]
Total	[4]														100	100
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Ciencia Aplicacoes e Tecnologia Espaciais [Member]
Total	[4]														400	400
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Desenvolvimento da Pesquisa [Member]
Total	[4]														300	300
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Fundacao de Desenvolvimento da Unicamp [Member]
Total	[4]														200	200
Exxon Mobil Corp (Dodd Frank Only) [Member] | BRAZIL | Ministerio da Fazenda [Member]
Total	[4]	(900)						3,300								2,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | EGYPT
Total	[5]							1,900				6,900				8,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | EGYPT | Egyptian Natural Gas Holding Company (EGAS) [Member]
Total	[5]							1,900				6,900				8,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA
Total	[6]	74,900				65,900		12,500		35,200					700	189,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA | Guinea Ecuatorial de Petróleos (GEPetrol) [Member]
Total	[6]									32,800						32,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA | Ministry of Mines and Hydrocarbons [Member]
Total	[6]					65,900				2,400						68,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | EQUATORIAL GUINEA | Ministry of Taxes / Public Treasury [Member]
Total	[6]	74,900						12,500							700	88,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | GREECE
Total	[7]							1,400								1,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | GREECE | Hellenic Hydrocarbons and Energy Resources Management Company (HEREMA) [Member]
Total	[7]							1,400								1,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA
Total	[8]	184,500						4,500		4,408,000						4,596,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Directorate General Of Marine Transportation [Member]
Total	[8]							1,200								1,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Directorate General Of Taxation [Member]
Total	[8]	184,500														184,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Pertamina Ep Cepu [Member]
Total	[8]									681,400						681,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | Perusahaan Umum Perum Jasa Tirta [Member]
Total	[8]							300								300
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Blora Patragas Hulu (Perseroda) [Member]
Total	[8]									33,000						33,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Asri Dharma Sejahtera [Member]
Total	[8]									67,900						67,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Petrogas Jatim Utama Cendana [Member]
Total	[8]									34,000						34,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | PT. Sarana Patra Hulu Cepu [Member]
Total	[8]									16,500						16,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | INDONESIA | SKK Migas [Member]
Total	[8]							3,000		3,575,200						3,578,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | IRAQ
Total	[9]	28,800														28,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | IRAQ | General Commission for Taxes [Member]
Total	[9]	28,800														28,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN
Total	[10]	6,100						6,000								12,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN | Atyrau Tax Committee [Member]
Total	[10]	6,100						3,300								9,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | KAZAKHSTAN | KazTransOil [Member]
Total	[10]							2,700								2,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA
Total	[11]	370,300				447,300				2,388,900						3,206,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA | Inland Revenue Board of Malaysia [Member]
Total	[11]	277,800														277,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | MALAYSIA | PETRONAS [Member]
Total	[11]	92,600				447,300				2,388,900						2,928,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | MOZAMBIQUE
Total	[12]	4,700						39,500								44,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | MOZAMBIQUE | Instituto Nacional de Petroleo (INP) [Member]
Total	[12]							39,500								39,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | MOZAMBIQUE | Unidade de Grandes Contribuintes [Member]
Total	[12]	4,700														4,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA
Total	[13]	1,687,400				761,000		185,700		318,700				1,400	77,100	3,031,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Akwa Ibom State Government [Member]
Total	[13]							900							1,900	2,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Federal Government [Member]
Total	[13]							7,100								7,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Federal Inland Revenue Service [Member]
Total	[13]	1,686,700						6,700								1,693,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Industrial Training Fund [Member]
Total	[13]							4,800								4,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Lagos State Board of Internal Revenue [Member]
Total	[13]	700														700
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Local Government [Member]
Total	[13]							400								400
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Niger Delta Development Commission [Member]
Total	[13]							82,400								82,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigeria Host Community Development Trust Fund [Member]
Total	[13]														72,400	72,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian Content Development and Monitoring Board [Member]
Total	[13]							9,900							2,800	12,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian National Petroleum Company (NNPC) Limited [Member]
Total	[13]							10,000		318,700				1,400		330,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]
Total	[13]					761,000		63,300								824,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | NIGERIA | Other Federal Ministries [Member]
Total	[13]							200								200
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA
Total	[14]	500,400						1,000					357,700			859,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Conservation and Environment Protection Authority [Member]
Total	[14]							600								600
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Department of Petroleum & Energy [Member]
Total	[14]	176,100						400								176,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Department of Works [Member]
Total	[14]	22,900														22,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Internal Revenue Commission [Member]
Total	[14]	301,300														301,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Kumul Petroleum PNG Holdings Limited [Member]
Total	[14]												266,700			266,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | PAPUA NEW GUINEA | Mineral Resources Development Company [Member]
Total	[14]												91,000			91,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR
Total	[15]	147,500								1,653,000			31,400		5,900	1,837,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | General Tax Authority [Member]
Total	[15]	147,500														147,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | INJAZ Qatar Establishment [Member]
Total	[15]														500	500
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Ministry of Education and Higher Education [Member]
Total	[15]														800	800
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Ministry of Environment and Climate Change [Member]
Total	[15]														300	300
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar Foundation [Member]
Total	[15]														200	200
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar Museums Authority [Member]
Total	[15]														1,100	1,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Qatar University [Member]
Total	[15]														500	500
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | QatarEnergy [Member]
Total	[15]									1,653,000			$ 31,400		600	1,684,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | QATAR | Teach For Qatar [Member]
Total	[15]														2,000	2,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND
Total	[16]	11,400				3,900										15,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND | Department of Mineral Fuels, Ministry Of Energy [Member]
Total	[16]					3,900										3,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | THAILAND | Revenue Department [Member]
Total	[16]	11,400														11,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED ARAB EMIRATES
Total	[17]	5,634,500				1,775,700										7,410,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED ARAB EMIRATES | Department of Finance, Abu Dhabi [Member]
Total	[17]	5,634,500				1,775,700										7,410,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES
Total	[18]	1,161,800				1,124,700		10,900				10,000				2,307,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Bureau of Land Management [Member]
Total	[18]					37,300		300								37,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Internal Revenue Service [Member]
Total	[18]	1,161,800														1,161,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Federal Deposit Insurance Corporation [Member]
Total	[18]											300				300
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | Office of Natural Resources Revenue [Member]
Total	[18]					1,077,000		10,600				$ 9,800				1,097,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | UNITED STATES | U.S. Department of Justice [Member]
Total	[18]					10,400										10,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | VIET NAM
Total	[19]														200	200
Exxon Mobil Corp (Dodd Frank Only) [Member] | VIET NAM | Vietnam Oil and Gas Group (Petrovietnam) [Member]
Total	[19]														$ 200	200
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]
Total		1,526,100				225,900		8,400		2,523,300				9,100		4,292,800
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA
Total		449,660						310		1,789,763	[20]					2,239,733
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Agencia Nacional de Petroleo e Gas [Member]
Total										1,789,763	[20]					1,789,763
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Ministerio das Financas [Member]
Total		443,113						310								443,423
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | ANGOLA | Ministerio dos Petroleos [Member]
Total		6,547														6,547
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | CYPRUS
Total								1,937								1,937
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | CYPRUS | Ministry of Energy, Commerce, and Industry [Member]
Total								1,937								1,937
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY
Total		336,469														336,469
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Finanzamt Fuer Grossunternehmen [Member]
Total		173,715														173,715
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Flecken Steyerberg [Member]
Total		6,582														6,582
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Finanzamt Berlin-Kreuzberg [Member]
Total		828														828
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Cappeln [Member]
Total		952														952
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Emsteck [Member]
Total		3,685														3,685
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Grossenkneten [Member]
Total		12,490														12,490
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Goldenstedt [Member]
Total		1,414														1,414
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Krummhoern [Member]
Total		392														392
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Lastrup [Member]
Total		1,919														1,919
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Neuenkirchen [Member]
Total		521														521
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Visbek [Member]
Total		3,151														3,151
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Wagenfeld [Member]
Total		658														658
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Wardenburg [Member]
Total		1,270														1,270
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Burgwedel [Member]
Total		701														701
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Gemeinde Doetlingen [Member]
Total		5,895														5,895
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Landeshauptstadt Hannover [Member]
Total		25,706														25,706
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Landesamt Fuer Bergbau, Claustha [Member]
Total		26,465														26,465
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Barnstorf [Member]
Total		442														442
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Bothel [Member]
Total		3,324														3,324
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Hankensbuettel [Member]
Total		3,297														3,297
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Kirchdorf-Bahrenbor [Member]
Total		3,346														3,346
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Kirchdorf-Barenburg [Member]
Total		7,378														7,378
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Neuenhaus [Member]
Total		3,200														3,200
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Siedenburg [Member]
Total		2,380														2,380
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Sottrum [Member]
Total		1,039														1,039
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Uchte [Member]
Total		1,779														1,779
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Wathlingen [Member]
Total		1,783														1,783
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Samtgemeinde Zeven [Member]
Total		267														267
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Bassum [Member]
Total		187														187
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Braunschweig [Member]
Total		723														723
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Cloppenburg [Member]
Total		1,029														1,029
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Karlsruhe [Member]
Total		2,025														2,025
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Loeningen [Member]
Total		279														279
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Meppen [Member]
Total		6,263														6,263
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Sulingen [Member]
Total		6,932														6,932
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Vechta [Member]
Total		3,878														3,878
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Visselhoevede [Member]
Total		523														523
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Walsrode [Member]
Total		1,709														1,709
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Steuerkasse Koeln [Member]
Total		15,916														15,916
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Munster [Member]
Total		591														591
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Rotenburg (Wuemme) [Member]
Total		895														895
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Stadt Wildeshausen [Member]
Total		839														839
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GERMANY | Verbandsgemeinde Eich [Member]
Total		105														105
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA
Total		656,591	[21]			218,091		5,771		733,538	[22]			8,915		1,622,906
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Guyana Geology and Mines Commission [Member]
Total								2,923								2,923
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Ministry of Natural Resources [Member]
Total						218,091				$ 733,538	[22]					951,629
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Environmental Protection Agency [Member]
Total								208								208
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Guyana Revenue Authority [Member]
Total		656,591	[21]													656,591
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Maritime Administration Department [Member]
Total								2,640								2,640
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | GUYANA | Ministry of Culture, Youth, Sport [Member]
Total														8,915		8,915
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | MAURITANIA
Total		1,245														1,245
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | MAURITANIA | Mauritania Tax Authority [Member]
Total		1,245														1,245
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA
Total		182						390								572
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA | Ministry of Finance [Member]
Total		182														182
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NAMIBIA | Petrofund [Member]
Total								390								390
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NETHERLANDS
Total		81,958				7,799										89,757
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | NETHERLANDS | Belastingdienst [Member]
Total		81,958				7,799										89,757
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | SURINAME
Total														190		190
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | SURINAME | Staatsolie Maatschappij [Member]
Total														$ 190		190
Imperial Oil Limited [Member]
Total		1,426,100				784,200		32,900								2,243,100
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total				$ 461,190			$ 1,060,610		$ 21,940								$ 1,543,740
Imperial Oil Limited [Member] | CANADA | REGIONAL MUNICIPALITY OF WOOD BUFFALO [Member]
Total				52,360													52,360
Imperial Oil Limited [Member] | CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO 87 [Member]
Total				29,960													29,960
Imperial Oil Limited [Member] | CANADA | TOWN OF NORMAN WELLS [Member]
Total				5,150													5,150
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF BRITISH COLUMBIA [Member]
Total									110								110
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total				1,345,380			1,680		630								1,347,690
Imperial Oil Limited [Member] | CANADA | GOVERNMENT OF QUEBEC [Member]
Total				20,050													20,050
Imperial Oil Limited [Member] | CANADA | ATHABASCA CHIPEWYAN FIRST NATION [Member]
Total									4,260								4,260
Imperial Oil Limited [Member] | CANADA | COLD LAKE FIRST NATIONS [Member]
Total									1,050								1,050
Imperial Oil Limited [Member] | CANADA | ELIZABETH METIS SETTLEMENT [Member]
Total									700								700
Imperial Oil Limited [Member] | CANADA | FORT MCKAY FIRST NATION [Member]
Total									7,540								7,540
Imperial Oil Limited [Member] | CANADA | FORT MCKAY METIS COMMUNITY ASSOCIATION [Member]
Total									1,140								1,140
Imperial Oil Limited [Member] | CANADA | FORT MCMURRAY #468 FIRST NATION [Member]
Total									1,350								1,350
Imperial Oil Limited [Member] | CANADA | HEART LAKE FIRST NATION [Member]
Total									180								180
Imperial Oil Limited [Member] | CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #125 FORT CHIPEWYAN [Member]
Total									1,140								1,140
Imperial Oil Limited [Member] | CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #1935 FORT MCMURRAY [Member]
Total									900								900
Imperial Oil Limited [Member] | CANADA | MIKISEW CREE FIRST NATION [Member]
Total									2,130								2,130
Imperial Oil Limited [Member] | CANADA | ONION LAKE CREE NATION [Member]
Total									300								300
Imperial Oil Limited [Member] | CANADA | WHITEFISH LAKE FIRST NATION [Member]
Total									180								180
Imperial Oil Limited [Member] | CANADA | BEAVER LAKE CREE NATION [Member]
Total									150								150
Imperial Oil Limited [Member] | CANADA | BUFFALO LAKE METIS SETTLEMENT [Member]
Total									750								750
ExxonMobil Canada Investments Company [Member]
Total		26,200				248,200		4,100								278,500
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total				34,370			400		180								34,950
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total				$ 880			151,340		650								152,870
ExxonMobil Canada Investments Company [Member] | CANADA | CANADA NOVA SCOTIA OFFSHORE PETROLEUM BOARD [Member]
Total									630								630
ExxonMobil Canada Investments Company [Member] | CANADA | GOVERNMENT OF NEWFOUNDLAND & LABRADOR [Member]
Total							184,060		710								184,770
ExxonMobil Canada Investments Company [Member] | CANADA | CANADA NEWFOUNDLAND & LABRADOR OFFSHORE PETROLEUM BOARD [Member]
Total									3,400								3,400
ExxonMobil Canada Energy [Member]
Total								0								0
ExxonMobil Canada Energy [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total									30								30
ExxonMobil Canada Properties [Member]
Total						$ 5,200		$ 4,200								9,400
ExxonMobil Canada Properties [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total									780								780
ExxonMobil Canada Properties [Member] | CANADA | GOVERNMENT OF CANADA [Member]
Total							6,800										6,800
ExxonMobil Canada Properties [Member] | CANADA | GOVERNMENT OF NEWFOUNDLAND & LABRADOR [Member]
Total							$ 10		1,010								1,020
ExxonMobil Canada Properties [Member] | CANADA | CANADA NEWFOUNDLAND & LABRADOR OFFSHORE PETROLEUM BOARD [Member]
Total									$ 3,910								$ 3,910
Esso Exploration and Production UK Limited [Member]
Total		$ 57,300														$ 57,300
Esso Exploration and Production UK Limited [Member] | UNITED KINGDOM | HM REVENUE & CUSTOMS [Member]
Total | £					£ 47,145,949													£ 47,145,949

[1]	Payments made in Argentine Peso
[2]	Payments made in Australian Dollar
[3]	Payments made in US Dollar
[4]	Payments made in Brazilian Real
[5]	Payments made in Egyptian Pound and US Dollar
[6]	Payments made in Central African Franc
[7]	Payments made in Euro
[8]	Payments made in Indonesian Rupiah and US Dollar
[9]	Payments made in Iraqi Dinar
[10]	Payments made in Kazakhstani Tenge
[11]	Payments made in Malaysian Ringgit and US Dollar
[12]	Payments made in Mozambican Metical and US Dollar
[13]	Payments made in Nigerian Naira and US Dollar
[14]	Payments made in Papua New Guinean Kina and US Dollar
[15]	Payments made in Qatari Riyal and US Dollar
[16]	Payments made in Thai Baht
[17]	Payments made in US Dollar
[18]	Payments made in US Dollar
[19]	Payments made in Vietnamese Dong
[20]	¹ Production entitlement of 22,190 kbbls is valued at a tax reference price ($80.65.70/bbl) issued by the Angola autorities.
[21]	³ ExxonMobil Net Interest
[22]	² Production entitlement of 17,039,138 BBLs is valued at the realization price issued in the press by the Ministry of Natural Resources offset by EMNI Taxes